Fair Value of Derivative Instruments and Location in the Balance Sheets (Detail) - Foreign Currency Forward Contracts - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	$ 241	$ 1,249
Derivative instruments, liabilities derivatives	39	7
Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	227	923
Derivative instruments, liabilities derivatives	35	3
Derivatives not Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	14	326
Derivative instruments, liabilities derivatives	$ 4	$ 4